PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment	$ 30,770	$ 30,589
Less: accumulated depreciation and amortization	(26,559)	(23,819)
Property and equipment, net	4,211	6,770
Depreciation and amortization expenses	3,022	4,662	$ 5,455
Amortization expense	1,392	3,056	$ 3,607
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	7,219	6,776
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,686	2,682
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	8,392	8,658
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 12,473	12,473
Property and equipment, net		$ 1,392